Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (31,243)	$ (22,399)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19	16
Stock-based compensation expense	1,446	1,486
Stock warrant expense	8,385	5,654
Board of director warrant expense		1,198
Change in fair value of convertible debt	17,872	10,870
Change in operating assets and liabilities:
Accounts receivable	(86)	(198)
Prepaid expenses and other current assets	14	(66)
Accounts payable and accrued expenses	299	280
Deferred revenues	228	(197)
Net cash used in operating activities	(3,066)	(3,356)
Cash flows from investing activities:
Purchases of property and equipment	(28)	(48)
Net cash used in investing activities	(28)	(48)
Cash flows from financing activities:
Proceeds from issuance of shareholder loans	704
Proceeds from issuance of convertible notes	3,875	3,600
Proceeds from issuance of Series A-2 preferred stock	16
Data Knights merger transaction costs	(1,160)	(583)
Net cash provided by financing activities	3,435	3,017
Net increase (decrease) in cash and cash equivalents	341	(387)
Cash and cash equivalents at beginning of period	271	699
Cash and cash equivalents at end of period	$ 612	$ 312